Note 7 - Promissory Note Receivable (Detail) (USD $)	0 Months Ended
	Mar. 09, 2011	Apr. 30, 2012	Dec. 31, 2011
Equity Method Investment, Ownership Percentage	99.00%	100.00%	99.90%
Repayments of Debt	$ 750,000
Notes Payable	5,264,093
Proceeds from Other Equity	242,000
Repayments of Notes Payable	508,000
Debt Instrument, Face Amount	$ 1,757,895